Shareholder Report	5 Months Ended	6 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		VALUED ADVISERS TRUST
Entity Central Index Key		0001437249
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000199439
Shareholder Report [Line Items]
Fund Name		Belmont Theta Income Fund
Class Name		Institutional Class
Trading Symbol		BTIFX
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		(800) 789-1087
Additional Information Website		https://www.belmontcapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.99%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		1.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Fund Statistics

Net Assets	$18,784,460
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$49,939
Portfolio Turnover	0%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2018)
Belmont Theta Income Fund - Institutional Class	11.64%	2.89%	2.41%
S&P 500® Index	22.15%	15.00%	14.42%
ICE BofA 3-Month U.S. Treasury Bill Index	5.48%	2.22%	2.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Apr. 30, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 18,784,460	$ 18,784,460	$ 18,784,460
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount		$ 49,939
InvestmentCompanyPortfolioTurnover		0.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.4%
Purchased Options	0.4%
U.S. Government Agencies	58.2%

C000227329
Shareholder Report [Line Items]
Fund Name		Channing Intrinsic Value Small-Cap Fund
Class Name		Institutional Class
Trading Symbol		OWLLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://funddocs.filepoint.com/channing/?file=Channing-AR.pdf. You can also request this information by contacting us at (833) 565-1919.
Additional Information Phone Number		(833) 565-1919
Additional Information Website		https://funddocs.filepoint.com/channing/?file=Channing-AR.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.95%
Line Graph [Table Text Block]
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2021	$10,000	$10,000	$10,000
Jul-2021	$9,900	$10,169	$9,642
Jul-2022	$8,985	$9,422	$9,183
Jul-2023	$9,868	$10,613	$9,545
Jul-2024	$11,293	$12,850	$11,041

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	14.44%	4.02%
Russell 3000® Total Return Index	21.07%	8.47%
Russell 2000® Value Index	15.68%	3.26%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Jun. 30, 2021
Material Change Date		Jul. 31, 2024
AssetsNet	$ 10,278,031	$ 10,278,031	$ 10,278,031
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,278,031
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.
C000234651
Shareholder Report [Line Items]
Fund Name		MDP Low Volatility Fund
Class Name		Class I
Trading Symbol		MDPLX
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(833) 914-3344
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDP Low Volatility Fund - I	$74	1.48%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		1.48%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
MDP Low Volatility Fund - I	10.96%	6.53%
S&P 500® Index	20.34%	8.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Mar. 31, 2022
AssetsNet	$ 1,015,574	$ 1,015,574	$ 1,015,574
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,015,574
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	0.9%
Purchased Options	2.0%

C000248358
Shareholder Report [Line Items]
Fund Name	Regan Floating Rate MBS ETF
Class Name	Regan Floating Rate MBS ETF
Trading Symbol	MBSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Regan Floating Rate MBS ETF for the period of February 27, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/etf-mbsf/. You can also request this information by contacting us at (844) 988-6273.
Additional Information Phone Number	(844) 988-6273
Additional Information Website	https://www.regancapital.com/etf-mbsf/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Floating Rate MBS ETF	$21	0.49%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (February 27, 2024)
Regan Floating Rate MBS ETF - NAV	3.62%
Regan Floating Rate MBS ETF - Market Price	4.02%
Bloomberg U.S. Aggregate Bond Index	3.77%
Bloomberg U.S. Mortgage Backed Securities Index	4.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 75,601,409	$ 75,601,409	$ 75,601,409
Holdings Count | Holding	97	97	97
Advisory Fees Paid, Amount	$ 97,615
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,601,409 Number of Portfolio Holdings97 Advisory Fee $97,615 Portfolio Turnover18%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.1%
U.S. Treasury Obligations	9.2%
Collateralized Mortgage Obligations	85.7%

C000074420
Shareholder Report [Line Items]
Fund Name		Summitry Equity Fund
Trading Symbol		GGEFX
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		(866) 954-6682
Additional Information Website		https://summitryfunds.com/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summitry Equity Fund	19.92%	12.48%	10.30%
S&P 500® Index	22.15%	15.00%	13.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 72,383,905	$ 72,383,905	$ 72,383,905
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount		$ 324,453
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,383,905
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$324,453
Portfolio Turnover	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Health Care	4.1%
Industrials	7.1%
Financials	12.4%
Communications	18.0%
Consumer Discretionary	22.7%
Technology	34.0%